Nature of Business and Organization (Details) - $ / shares		12 Months Ended
	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Oct. 27, 2021
Nature of Business and Organization [Line Items]
Incorporated date		Jul. 27, 2021
Anbio Biotechnology [Member]
Nature of Business and Organization [Line Items]
Ordinary shares, shares authorized	500,000,000
HK [Member] | Anbio Biotechnology [Member]
Nature of Business and Organization [Line Items]
Ownership percentage				100.00%
Australia [Member] | Anbio Biotechnology [Member]
Nature of Business and Organization [Line Items]
Ownership percentage				100.00%
Class A Ordinary Shares [Member]
Nature of Business and Organization [Line Items]
Ordinary shares, shares authorized		400,000,000	400,000,000
Voting rights	1
Ordinary shares, shares issued		42,291,200	42,291,200
Ordinary shares, par value per share (in Dollars per share)		$ 0.0001	$ 0.0001
Ordinary shares, shares outstanding		42,291,200	42,291,200
Class A Ordinary Shares [Member] | Anbio Biotechnology [Member]
Nature of Business and Organization [Line Items]
Ordinary shares, shares authorized	400,000,000
Class A Ordinary Shares [Member] | Two Shareholders [Member]
Nature of Business and Organization [Line Items]
Ordinary shares, shares issued		4,200,000
Ordinary shares, par value per share (in Dollars per share)		$ 0.0001
Class A Ordinary Shares [Member] | Nineteen Shareholders [Member]
Nature of Business and Organization [Line Items]
Ordinary shares, shares issued		38,091,200
Class B Ordinary Shares [Member]
Nature of Business and Organization [Line Items]
Ordinary shares, shares authorized		100,000,000	100,000,000
Voting rights	50
Ordinary shares, shares issued		100,000,000	100,000,000
Ordinary shares, par value per share (in Dollars per share)		$ 0.0001	$ 0.0001
Ordinary shares, shares outstanding		100,000,000	100,000,000
Class B Ordinary Shares [Member] | Anbio Biotechnology [Member]
Nature of Business and Organization [Line Items]
Ordinary shares, shares authorized	100,000,000
Class B Ordinary Shares [Member] | Two Shareholders [Member]
Nature of Business and Organization [Line Items]
Ordinary shares, shares issued		100,000,000
Ordinary shares, par value per share (in Dollars per share)		$ 0.0001